UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.



                         THE ADVISORS' INNER CIRCLE FUND

                    THE McKEE INTERNATIONAL EQUITY PORTFOLIO
          ANNUAL REPORT                              OCTOBER 31, 2004

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Statement of Net Assets ...................................................    4

Statement of Operations ...................................................   10

Statement of Changes in Net Assets ........................................   11

Financial Highlights ......................................................   12

Notes to Financial Statements .............................................   13

Report of Independent Registered Public Accounting Firm ...................   21

Trustees and Officers of The Advisors' Inner Circle Fund ..................   22

Disclosure of Portfolio Expenses ..........................................   30

Notice to Shareholders ....................................................   32

--------------------------------------------------------------------------------



The Portfolio's Forms N-Q will be available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2004

Dear Shareholders:

ECONOMIC AND MARKET PERSPECTIVE

During the past twelve months, global equity markets have risen substantially in response to renewed economic growth and rising corporate profits. Rising consumption in the United States, fueled by falling interest rates and lower taxes, led to increased production in Asia, particularly China. Stronger economic growth spread across the globe and led to sharply higher demand for raw materials, especially metals and energy. Rapidly advancing prices for oil, natural gas, and coal have begun to exert a restraining force on growth and earnings. Despite higher materials costs, inflation has not accelerated as competition has prevented producers from passing this expense on to their customers. Lack of pricing power could result in lower profit margins, however, unless producers can offset higher commodity prices by reducing their other costs, especially labor. Because inflation has not accelerated, global interest rates remain low despite recent increases by the Federal Reserve and the Bank of China. Massive trade and budget deficits currently run by the United States has put downward pressure on the dollar which has fallen 7% over the past twelve months on a trade-weighted basis despite efforts by China and Japan to prevent their currencies from strengthening.

PERFORMANCE

The Portfolio's return of 22.13% exceeded the 18.84% return of the benchmark Morgan Stanley Capital International Index ("MSCI") EAFE Index by 329 basis points. Performance was aided by over-weighting industrials and Japan and by under-weighting information technology.

PORTFOLIO STRUCTURE

As of October 31, 2004, the Portfolio was invested in 18 countries. Europe was under-weighted with the largest negative exposures in the United Kingdom, Switzerland and Italy. The Portfolio was over-weighted in Asia/Pacific Basin primarily in Japan and South Korea. Emerging markets, which are not included in MSCI EAFE Index, accounted for about 2% of assets. Canada, which is also not included in MSCI EAFE Index, accounted for about 1% of the Portfolio. The Portfolio had bets on industrials and against materials, information technology, financials, and telecom services. On October 31, 2004 the Portfolio was invested in 70 companies directly or via American Depository Receipts.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

OUTLOOK

The strong advance in global equity markets was preceded by accelerating economic growth and sharply higher corporate profits. Rising consumer debt and sluggish employment growth in the developed countries, along with higher commodity prices, have begun to exert some drag on world growth. The global expansion appears sustainable in the near term, but the outlook has become less certain. Large U.S. budget and trade deficits appear unsustainable in the long term and could cause substantial downward pressure on the dollar. Should the dollar fall precipitously, the decline could have negative consequences for both the world economy and equity markets. Terrorism and global conflict remain important exogenous variables for equity prices. While the recent price advance has raised equity valuation levels, these remain well below historic highs. Though peak earnings growth is likely past, low double digit rates are sustainable near term. Should current economic and earnings expectations be met, further advances in equity prices are possible.

Yours truly,


/s/ Eugene M. Natali

Eugene M. Natali
C.S. McKEE CHIEF EXECUTIVE OFFICER

                       DEFINITION OF THE COMPARATIVE INDEX

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an unmanaged index comprised of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

               -------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                        FOR PERIOD ENDED OCTOBER 31, 2004
               -------------------------------------------------
                                                       Inception
               1 Year   3 Years   5 Years   10 Years    to Date
               -------------------------------------------------
               22.13%    10.82%    1.31%      5.96%      6.14%

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              McKee                 Morgan Stanley
                          International         Capital International
                        Equity Portfolio              EAFE Index
10/31/94                    $10,000                    $10,000
10/95                         9,731                      9,964
10/96                        10,538                     11,008
10/97                        12,678                     11,518
10/98                        12,828                     12,628
10/99                        16,718                     15,537
10/00                        16,436                     15,086
10/01                        13,112                     11,325
10/02                        11,401                      9,829
10/03                        14,612                     12,486
10/04                        17,845                     14,838

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE
  ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
    THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                         DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE
    PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
        ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Commercial Banks               14.3%
Industrials                    12.0%
Consumer Discretionary         11.5%
Energy                          8.2%
Consumer Staples                7.9%
Health Care                     7.9%
Insurance                       5.8%
Telecommunication Services      5.7%
Utilities                       5.3%
Materials                       4.8%
Information Technology          4.6%
Repurchase Agreement            2.9%
Foreign Bond                    2.5%
Aerospace & Defense             1.9%
Financials                      1.3%
Real Estate                     1.1%
Written Options                 1.1%
Airlines                        1.0%
Other Assets and Liabilities    0.2%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 94.4%
--------------------------------------------------------------------------------

                                                       SHARES        VALUE
                                                     ---------   -------------
AUSTRALIA -- 2.0%
   National Australia Bank .......................     163,435   $   3,451,138
   News Corp* ....................................     100,000         804,465
                                                                 -------------
                                                                     4,255,603
                                                                 -------------
BELGIUM -- 2.9%
   Fortis ........................................     140,000       3,545,711
   UCB ...........................................      50,000       2,634,414
                                                                 -------------
                                                                     6,180,125
                                                                 -------------
CANADA -- 1.3%
   Alcan .........................................      60,000       2,771,879
                                                                 -------------
FINLAND -- 1.4%
   Nokia OYJ* ....................................     190,000       2,922,025
                                                                 -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES        VALUE
                                                     ---------   -------------
FRANCE -- 9.8%
   AXA ...........................................     200,000   $   4,291,895
   BNP Paribas ...................................      50,000       3,393,192
   Cie de Saint-Gobain* ..........................      58,000       3,176,180
   Suez ..........................................     120,000       2,796,473
   Technip* ......................................      14,003       2,189,157
   Total .........................................      25,000       5,183,601
                                                                 -------------
                                                                    21,030,498
                                                                 -------------
GERMANY -- 7.9%
   Allianz* ......................................      20,000       2,121,269
   BASF* .........................................      40,000       2,488,129
   E.ON* .........................................      42,000       3,407,515
   MAN ...........................................      90,000       3,102,528
   Schering* .....................................      55,000       3,525,421
   Siemens* ......................................      32,000       2,375,171
                                                                 -------------
                                                                    17,020,033
                                                                 -------------
HONG KONG -- 1.7%
   Henderson Land Development ....................     500,000       2,319,038
   Shangri-La Asia ...............................   1,200,000       1,379,860
                                                                 -------------
                                                                     3,698,898
                                                                 -------------
ITALY -- 2.2%
   Telecom Italia, Ordinary Shares* ..............     660,174       2,191,810
   Telecom Italia, Savings Shares* ...............   1,000,000       2,480,496
                                                                 -------------
                                                                     4,672,306
                                                                 -------------
JAPAN -- 24.3%
   Asahi Breweries ...............................     350,000       3,599,209
   Asahi Glass ...................................     260,000       2,384,782
   Bridgestone ...................................     175,000       3,164,140
   Canon .........................................      51,000       2,511,818
   East Japan Railway ............................         700       3,671,721
   Hitachi .......................................     400,000       2,512,478
   Komatsu .......................................     300,000       2,003,013
   Kubota ........................................     600,000       2,729,071
   Matsushita Electric Industrial ................     110,000       1,592,146
   Nippon Meat Packers ...........................     200,000       2,489,877

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES        VALUE
                                                     ---------   -------------
JAPAN -- CONTINUED
   Nippon Telegraph & Telephone ADR* .............     110,000   $   2,337,500
   Nippon Yusen Kabushiki Kaisha .................     600,000       3,011,583
   OJI Paper .....................................     420,000       2,392,881
   Osaka Gas .....................................     810,000       2,341,746
   Promise .......................................      43,500       2,760,994
   Sony ..........................................      70,000       2,432,432
   Tanabe Seiyaku ................................     320,000       2,901,968
   UFJ Holdings* .................................         800       3,706,564
   Yamanouchi Pharmaceutical .....................     100,000       3,663,245
                                                                 -------------
                                                                    52,207,168
                                                                 -------------
NETHERLANDS -- 4.3%
   Aegon* ........................................     220,000       2,401,121
   Akzo Nobel* ...................................      70,000       2,625,892
   Koninklijke Philips Electronics* ..............      70,614       1,666,244
   Unilever* .....................................      45,000       2,610,245
                                                                 -------------
                                                                     9,303,502
                                                                 -------------
PORTUGAL -- 1.3%
   Portugal Telecom SGPS* ........................     250,000       2,808,049
                                                                 -------------
SINGAPORE -- 1.0%
   Singapore Airlines ............................     350,000       2,248,912
                                                                 -------------
SOUTH KOREA -- 1.5%
   Daewoo Shipbuilding & Marine Engineering ......     225,000       3,316,213
                                                                 -------------
SPAIN -- 3.4%
   Banco Bilbao Vizcaya Argentaria ...............     145,000       2,268,700
   Repsol YPF* ...................................     120,000       2,593,454
   Telefonica* ...................................     150,000       2,469,048
                                                                 -------------
                                                                     7,331,202
                                                                 -------------
SWEDEN -- 4.2%
   Electrolux, Ser B .............................     165,000       3,050,336
   Nordea Bank* ..................................     400,000       3,441,015
   Saab ..........................................     173,500       2,585,493
                                                                 -------------
                                                                     9,076,844
                                                                 -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES        VALUE
                                                     ---------   -------------
SWITZERLAND -- 3.4%
   Credit Suisse Group* ..........................     110,000   $   3,749,219
   Swiss Reinsurance* ............................      60,000       3,670,565
                                                                 -------------
                                                                     7,419,784
                                                                 -------------
TAIWAN -- 0.9%
   Taiwan Semiconductor Manufacturing ADR* .......     250,990       1,899,994
                                                                 -------------
UNITED KINGDOM -- 20.9%
   Barclays ......................................     390,000       3,801,657
   BG Group* .....................................     350,000       2,276,633
   Cadbury Schweppes .............................     250,000       2,072,790
   Cadbury Schweppes ADR .........................      20,000         670,000
   Diageo ........................................     230,000       3,070,111
   GlaxoSmithKline ADR ...........................     100,000       4,240,000
   Kingfisher ....................................     700,000       3,876,690
   Lloyds TSB Group ..............................     440,000       3,474,775
   Persimmon .....................................     280,000       3,170,613
   Rolls-Royce Group Cl B* .......................   9,540,000          18,267
   Rolls-Royce Group* ............................     300,000       1,425,072
   Royal Bank of Scotland Group ..................      80,000       2,352,674
   Scottish Power ................................     200,000       1,611,508
   Scottish Power ADR ............................      40,000       1,295,200
   Shell Transport & Trading .....................     300,000       2,356,797
   Shell Transport & Trading ADR .................      65,000       3,071,900
   Tate & Lyle ...................................     325,000       2,526,399
   Trinity Mirror ................................     300,000       3,545,501
                                                                 -------------
                                                                    44,856,587
                                                                 -------------
   TOTAL FOREIGN COMMON STOCK
      (Cost $173,120,924) ........................                 203,019,622
                                                                 -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WARRANTS -- 0.0%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                     -------------   -------------
ITALY -- 0.0%
   Fiat* (Cost $0) ...............................          14,400   $       2,216
                                                                     -------------

--------------------------------------------------------------------------------
UNITED KINGDOM TREASURY OBLIGATION -- 2.5%
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT
                                                     -------------
UNITED KINGDOM-- 2.5%
   United Kingdom Treasury Bill (A)
      4.739%, 01/10/05
      (Cost $5,334,360) ..........................   GBP 3,000,000       5,447,176
                                                                     -------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.9%
--------------------------------------------------------------------------------

   Morgan Stanley
      1.500%, dated 10/29/04, to be repurchased
      on 11/01/04, repurchase price $6,265,363
      (collateralized by U.S. Treasury Bond, par
      value $4,833,556, 3.875%, 01/15/09, with
      total market value $6,390,347)
      (Cost $6,264,579) ..........................   $   6,264,579       6,264,579
                                                                     -------------
   TOTAL INVESTMENTS-- 99.8%
      (Cost $184,719,863) ........................                     214,733,593
                                                                     -------------

--------------------------------------------------------------------------------
WRITTEN OPTIONS -- 0.0%
--------------------------------------------------------------------------------

                                                       CONTRACTS
                                                     -------------
   Taiwan Semiconductor January 2005, $11.00 Call*
      Premiums Received $(85,400) ................            (700)         (3,990)
                                                                     -------------
OTHER ASSETS AND LIABILITIES -- 0.2%
   Investment Advisory Fees Payable ..............                        (125,597)
   Administration Fees Payable ...................                         (21,531)
   Trustees' Fees Payable ........................                          (2,576)
   Payable for Investment Securities Purchased ...                         (17,480)
   Other Assets and Liabilities, Net .............                         624,703
                                                                     -------------
   TOTAL OTHER ASSETS AND LIABILITIES ............                         457,519
                                                                     -------------
   TOTAL NET ASSETS -- 100.0% ....................                   $ 215,187,122
                                                                     =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                                VALUE
                                                                            -------------
   Paid in Capital ......................................................   $ 196,608,524
   Undistributed net investment income ..................................       2,829,274
   Accumulated net realized loss on investments and written options .....     (14,395,608)
   Net unrealized appreciation on investments and written options .......      30,095,140
   Net unrealized appreciation on forward foreign
      currency contracts, foreign currencies and
      translation of other assets and liabilities
      denominated in foreign currencies .................................          49,792
                                                                            -------------
   TOTAL NET ASSETS .....................................................   $ 215,187,122
                                                                            =============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) .........................      19,554,099
   NET ASSET VALUE, Offering and Net Redemption Price Per Share .........          $11.00
                                                                                   ======

     *   NON-INCOME PRODUCING SECURITY

   (A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

   ADR   AMERICAN DEPOSITARY RECEIPT

    Cl   CLASS

   GBP   BRITISH POUND

   Ser   SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             McKEE INTERNATIONAL
                                                            EQUITY PORTFOLIO FOR
                                                            THE YEAR ENDED
                                                            OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends ........................................   $  4,662,469
Interest .........................................        335,123
Less: Foreign Taxes Withheld .....................       (565,364)
                                                     ------------
   TOTAL INCOME ..................................      4,432,228
                                                     ------------

EXPENSES:
Investment Advisory Fees .........................      1,334,157
Administration Fees ..............................        228,713
Trustees' Fees ...................................          5,297
Custodian Fees ...................................        125,294
Shareholder Servicing Fees .......................         54,956
Transfer Agent Fees ..............................         52,889
Printing Fees ....................................         22,482
Registration and Filing Fees .....................         21,853
Legal Fees .......................................         16,544
Audit Fees .......................................         14,544
Other Expenses ...................................          5,705
                                                     ------------
   TOTAL EXPENSES ................................      1,882,434
                                                     ------------
NET INVESTMENT INCOME ............................      2,549,794
                                                     ------------

NET REALIZED GAIN ON:
   Investments ...................................      7,931,334
   Written Options ...............................         50,998
   Foreign Currency Transactions .................        267,758
                                                     ------------
NET REALIZED GAIN ................................      8,250,090
                                                     ------------

NET CHANGE IN UNREALIZED APPRECIATION ON:
   Investments ...................................     24,998,070
   Written Options ...............................         52,912
   Foreign Currency Transactions .................          9,916
                                                     ------------
NET CHANGE IN UNREALIZED APPRECIATION ............     25,060,898
                                                     ------------
NET GAIN ON INVESTMENTS, WRITTEN OPTIONS AND
   FOREIGN CURRENCY TRANSACTIONS .................     33,310,988
                                                     ------------
Net Increase in Net Assets
   Resulting from Operations .....................   $ 35,860,782
                                                     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       YEAR            YEAR
                                                                       ENDED           ENDED
                                                                    OCTOBER 31,     OCTOBER 31,
                                                                       2004            2003
                                                                   -------------   -------------
OPERATIONS:
   Net Investment Income .......................................   $   2,549,794   $   1,920,355
   Net Realized Gain (Loss) on Investments, Written Options,
      and Foreign Currency Transactions ........................       8,250,090      (5,235,771)
   Net Change in Unrealized Appreciation on Investments,
      Written Options and Foreign Currency Transactions ........      25,060,898      35,925,895
                                                                   -------------   -------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ..........................................      35,860,782      32,610,479
                                                                   -------------   -------------
DIVIDENDS:
   Net Investment Income .......................................      (1,878,674)       (497,981)
                                                                   -------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ......................................................      35,396,497      19,857,519
   In Lieu of Cash Distributions ...............................       1,779,475         469,351
   Redemption Fees -- Note 2  ..................................          21,840          75,285
   Redeemed ....................................................      (9,378,135)    (10,285,379)
                                                                   -------------   -------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
      TRANSACTIONS .............................................      27,819,677      10,116,776
                                                                   -------------   -------------
   TOTAL INCREASE IN NET ASSETS ................................      61,801,785      42,229,274
                                                                   -------------   -------------
NET ASSETS:
   Beginning of Year ...........................................     153,385,337     111,156,063
                                                                   -------------   -------------
   End of Year (Including Undistributed Net Investment
      Income of $2,829,274 and $1,890,396, respectively) .......   $ 215,187,122   $ 153,385,337
                                                                   =============   =============
SHARE TRANSACTIONS:
   Issued ......................................................       3,427,030       2,582,945
   In Lieu of Cash Distributions ...............................         202,053          65,644
   Redeemed ....................................................        (910,985)     (1,385,779)
                                                                   -------------   -------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS .......................................       2,718,098       1,262,810
                                                                   =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                            YEARS ENDED OCTOBER 31,
                                          -----------------------------------------------------------
                                            2004        2003       2002(1)       2001         2000
                                          ---------   ---------   ---------    ---------    ---------
Net Asset Value,
   Beginning of Period ................   $    9.11   $    7.14   $    8.30    $   12.33    $   14.04
                                          ---------   ---------   ---------    ---------    ---------
Income (Gain) from Investment
   Operations:
   Net Investment Income ..............        0.14*       0.11        0.10         0.08         0.05
   Net Realized and Unrealized
      (Gain) Loss .....................        1.86*       1.89       (1.17)       (2.26)       (0.17)
                                          ---------   ---------   ---------    ---------    ---------
   Total from Investment
      Operations ......................        2.00        2.00       (1.07)       (2.18)       (0.12)
                                          ---------   ---------   ---------    ---------    ---------
Redemption Fees .......................          --          --          --         0.01         0.01
                                          ---------   ---------   ---------    ---------    ---------
Dividends and Distributions:
   Net Investment Income ..............       (0.11)      (0.03)      (0.09)       (0.02)       (0.13)
   Net Realized Gain ..................          --          --          --        (1.84)       (1.47)
                                          ---------   ---------   ---------    ---------    ---------
      Total Dividends and Distributions       (0.11)      (0.03)      (0.09)       (1.86)       (1.60)
                                          ---------   ---------   ---------    ---------    ---------
Net Asset Value, End of Period ........   $   11.00   $    9.11   $    7.14    $    8.30    $   12.33
                                          =========   =========   =========    =========    =========
TOTAL RETURN+ .........................       22.13%      28.16%     (13.05)%     (20.22)%      (1.69)%
                                          =========   =========   =========    =========    =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Period (Thousands) .................   $ 215,187   $ 153,385   $ 111,156    $ 126,562    $ 163,684
Ratio of Expenses
   to Average Net Assets ..............        0.99%       1.00%       1.02%        1.05%        1.02%
Ratio of Net Investment
   Income to Average
   Net Assets .........................        1.34%       1.54%       1.15%        0.83%        0.37%
Portfolio Turnover Rate ...............          13%         17%         23%          60%          60%

     *   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE
         YEAR.

     + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

   (1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S McKEE INTERNATIONAL EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM McKEE INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S McKEE INTERNATIONAL EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR PORTFOLIO, THE UAM McKEE INTERNATIONAL EQUITY PORTFOLIO.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolio.

      USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

      Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee Meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Portfolio holding the relevant securities that such limits have been exceeded. In

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

      such event, the adviser or makes the determination whether a Committee Meeting should be called based on the information provided.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

      value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of October 31, 2004, there were no open forward foreign currency exchange contracts.

      WRITTEN OPTIONS -- When a covered put or call option is written in the Portfolio, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Net Assets. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

      When a covered written call expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

      When a covered written put expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Portfolio purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

      The Portfolio trades written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks. Risk of loss may exceed amounts recognized on the Statement of Net Assets. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

      WRITTEN OPTIONS TRANSACTIONS -- Written option transactions entered into during the year ended October 31, 2004 are summarized as follows:

                                                          PREMIUM
                                         # OF CONTRACTS    (000)
                                         --------------   -------
      Balance at the beginning of year         500         $  51
      Written                                  700            85
      Expired                                 (500)          (51)
                                              ----         -----
      Balance at end of year                   700         $  85
                                              ====         =====

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

      OTHER -- The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the year ended October 31, 2004 there were $21,840 in redemption fees retained by the Portfolio.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND
   TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the year ended October 31, 2004, the Administrator was paid 0.12% of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, C.S. McKee L.P. (the "Adviser") provides investment advisory services for the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2004, the Portfolio made purchases of $48,410,638 and sales of $23,699,099 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions.

Permanent book and tax basis differences relating to foreign currencies and foreign forward contracts, resulted in reclassifications of $267,758 to undistributed net investment income and $(267,758) to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

The tax character of dividends and distributions paid during the last two years were as follows:

                                        ORDINARY
                                         INCOME
                                      -------------
                               2004   $   1,878,674
                               2003         497,981

As of October 31, 2004, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income         $   2,829,273
Capital Loss Carryforwards              (14,394,883)
Unrealized Appreciation                  30,144,208
                                      -------------
Total Distributable Earnings          $  18,578,598
                                      =============

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future net capital gains as follows:

                                                       TOTAL CAPITAL
              EXPIRES       EXPIRES       EXPIRES     LOSS CARRYOVER
               2011          2010           2009         10/31/04
            -----------   -----------   -----------   --------------
            $ 5,215,833   $ 3,180,470   $ 5,998,580    $ 14,394,883

For the year ended October 31, 2004, the Portfolio utilized $7,983,056 of net capital loss carryforwards to offset net capital gains. For Federal income tax purposes, the cost of securities owned at October 31, 2004, and the net realized gains or losses on securities sold for the year were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation, held by the Portfolio at October 31, 2004, were as follows:

             FEDERAL       APPRECIATED    DEPRECIATED   NET UNREALIZED
            TAX COST       SECURITIES     SECURITIES     APPRECIATION
          -------------   ------------   ------------   --------------

          $ 184,635,187   $ 39,102,512   $ (9,008,096)   $ 30,094,416

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

8. CONCENTRATION OF RISKS:

The Portfolio's invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

9. OTHER:

At October 31, 2004, 40% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. This shareholder was comprised of an omnibus account that was held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
McKee International Equity Portfolio:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the McKee International Equity Portfolio (one of the portfolios constituting the Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2004

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 866-625-3346. The following chart lists Trustees and Officers as of November 16, 2004.

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                      TERM OF                                         IN THE ADVISORS'
                     POSITION(S)     OFFICE AND                                      INNER CIRCLE FUND
  NAME, ADDRESS,      HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD      OTHER DIRECTORSHIPS
      AGE(1)          THE TRUST     TIME SERVED(2)     DURING PAST 5 YEARS                 MEMBER          HELD BY BOARD MEMBER(3)
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY         Trustee       (Since 1993)  Vice Chairman of Ameritrust               43           Trustee of The Advisors'
77 yrs. old                                        Texas N.A., 1989-1992, and                             Inner  Circle Fund II,
                                                   MTrust Corp., 1985-1989.                               The MDL Funds, and
                                                                                                          The Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON    Trustee       (Since 1993)  Pennsylvania State University,            43           Member and Treasurer,
87 yrs. old                                        Senior Vice President,                                 Board of Trustees of
                                                   Treasurer (Emeritus); Financial                        Grove City College.
                                                   and Investment Consultant,                             Trustee of The Advisors'
                                                   Professor of Transportation since                      Inner Circle Fund II,
                                                   1984; Vice President-Investments,                      The MDL Funds, and
                                                   Treasurer, Senior Vice President                       The Expedition Funds.
                                                   (Emeritus), 1982-1984. Director,
                                                   Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS       Trustee       (Since 1993)  Private investor from 1987 to             43           Trustee of The Advisors'
75 yrs. old                                        present. Vice President and Chief                      Inner Circle Fund II,
                                                   Financial Officer, Western                             The MDL Funds, and
                                                   Company of North America                               The Expedition Funds.
                                                   (petroleum service company),
                                                   1980-1986. President of Gene
                                                   Peters and Associates (import
                                                   company), 1978-1980. President
                                                   and Chief Executive Officer of
                                                   Jos. Schlitz Brewing Company
                                                   before 1978.
------------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
    Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                    22 and 23

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                                                        PORTFOLIOS
                                      TERM OF                                         IN THE ADVISORS'
                     POSITION(S)     OFFICE AND                                      INNER CIRCLE FUND
  NAME, ADDRESS,      HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD      OTHER DIRECTORSHIPS
      AGE(1)          THE TRUST     TIME SERVED(2)     DURING PAST 5 YEARS                 MEMBER          HELD BY BOARD MEMBER(3)
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

JAMES M. STOREY        Trustee       (Since 1994)  Attorney, solo practitioner               43           Trustee of The Advisors'
73 yrs. old                                        since 1994. Partner, Dechert (law                      Inner Circle Fund II, The
                                                   firm), September 1987-December                         MDL Funds, The Expedition
                                                   1993.                                                  Funds, State Street
                                                                                                          Research Funds,
                                                                                                          Massachusetts Health and
                                                                                                          Education Tax-ExemptTrust,
                                                                                                          SEI Asset Allocation
                                                                                                          Trust, SEI Daily Income
                                                                                                          Trust, SEI Index Funds,
                                                                                                          SEI Institutional
                                                                                                          International Trust, SEI
                                                                                                          Institutional Investments
                                                                                                          Trust, SEI Institutional
                                                                                                          Managed Trust, SEI Liquid
                                                                                                          Asset Trust and SEI Tax
                                                                                                          Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J.              Trustee       (Since 1999)  Chief Executive Officer, Newfound         43           Trustee, State Street
SULLIVAN, JR.                                      Consultants, Inc. since April                          Navigator Securities
62 yrs. old                                        1997. General Partner, Teton                           Lending Trust, since 1995.
                                                   Partners, L.P., June 1991-                             Trustee of The Advisors'
                                                   December 1996; Chief Financial                         Inner Circle Fund II, The
                                                   Officer, 1996; Treasurer and                           MDL Funds,Nobel Partners,
                                                   Clerk, Peak Asset Management, Inc.,                    L.P., March 1991-December
                                                   since 1991.                                            The Expedition Funds, SEI
                                                                                                          Asset Allocation Trust,
                                                                                                          SEI Daily Income Trust,
                                                                                                          SEI Index Funds, SEI
                                                                                                          Institutional
                                                                                                          International Trust, SEI
                                                                                                          Institutional Investments
                                                                                                          Trust, SEI Institutional
                                                                                                          Managed Trust, SEI Liquid
                                                                                                          Asset Trust, SEI Tax
                                                                                                          Exempt Trust, SEI Absolute
                                                                                                          Return Master Fund, L.P.,
                                                                                                          SEI Opportunity Master
                                                                                                          Fund, L.P., SEI Absolute
                                                                                                          Return Fund, L.P. and SEI
                                                                                                          Opportunity Fund L.P.
------------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
    Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                       24 and 25

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                                                        PORTFOLIOS
                                      TERM OF                                         IN THE ADVISORS'
                     POSITION(S)     OFFICE AND                                      INNER CIRCLE FUND
  NAME, ADDRESS,      HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD      OTHER DIRECTORSHIPS
      AGE(1)          THE TRUST     TIME SERVED(2)     DURING PAST 5 YEARS                 MEMBER          HELD BY BOARD MEMBER(3)
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER         Chairman    (Since 1991)  Currently performs various                43           Trustee of The Advisors'
58 yrs. old            of the Board                services on behalf of SEI                              Inner Circle Fund II,
                        of Trustees                Investments for which Mr. Nesher                       Bishop Street Funds, The
                                                   is compensated. Executive Vice                         Expedition Funds, The MDL
                                                   President of SEI Investments,                          Funds, SEI Asset
                                                   1986-1994. Director and Executive                      Allocation Trust, SEI
                                                   Vice President of the                                  Daily Income Trust, SEI
                                                   Administrator and the Distributor,                     Index Funds, SEI
                                                   1981-1994.                                             Institutional
                                                                                                          International Trust, SEI
                                                                                                          Institutional Investments
                                                                                                          Trust, SEI Institutional
                                                                                                          Managed Trust, SEI
                                                                                                          Liquid Asset Trust, SEI
                                                                                                          Opportunity Master Fund,
                                                                                                          LP., SEI Opportunity Fund,
                                                                                                          L.P., SEI Absolute Return
                                                                                                          Master Fund, L.P., SEI
                                                                                                          Absolute Return Fund,
                                                                                                          L.P., SEI Tax Exempt
                                                                                                          Trust, SEI Global Master
                                                                                                          Fund, PLC, SEI Global
                                                                                                          Assets Fund, PLC, SEI
                                                                                                          Global Investments Fund,
                                                                                                          PLC and SEI Investments
                                                                                                          Global, Limited.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN       Trustee       (Since 1992)  Self-employed consultant since            43           Director of SEI
1701 Market Street,                                2003. Partner, Morgan, Lewis &                         Investments Company and
Philadelphia, PA                                   Bockius LLP (law firm), counsel to                     SEI Investments
19103                                              the Trust, SEI Investments, the                        Distribution Co., Trustee
64 yrs. old                                        Administrator and the  Distributor                     of The Advisors' Inner
                                                   from 1976-2003. Director of                            Circle Fund II, The MDL
                                                   the Distributor since 2003.                            Funds, The Expedition
                                                   1974; Secretary of SEI Investments                     Funds,SEI Asset Allocation
                                                   Director of SEI Investments since                      Trust, SEI Daily Income
                                                   since 1978.                                            Trust, SEI Index Funds,
                                                                                                          SEI Institutional
                                                                                                          International Trust, SEI
                                                                                                          Institutional Investments
                                                                                                          Trust, SEI Institutional
                                                                                                          Managed Trust, SEI Liquid
                                                                                                          Asset Trust and SEI Tax
                                                                                                          Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

JAMES F. VOLK, CPA     President     (Since 2003)  Senior Operations Officer, SEI            N/A          N/A
42 yrs. old                                        Investments, Fund Accounting
                                                   and Administration since 1996;
                                                   Assistant Chief Accountant for
                                                   the U.S. Securities and Exchange
                                                   Commission's Division of
                                                   Investment Management (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                       26 and 27

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                                                        PORTFOLIOS
                                      TERM OF                                         IN THE ADVISORS'
                     POSITION(S)     OFFICE AND                                      INNER CIRCLE FUND
  NAME, ADDRESS,      HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD      OTHER DIRECTORSHIPS
      AGE(1)          THE TRUST     TIME SERVED(2)     DURING PAST 5 YEARS                 MEMBER          HELD BY BOARD MEMBER(3)
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

PETER GOLDEN           Controller    (Since 2004)  Director, SEI Investments, Fund           N/A                     N/A
40 yrs. old            and Chief                   Accounting and Administration
                       Financial                   since June 2001. From March 2000
                        Officer                    to 2001, Vice President of Funds
                                                   Administration for J.P. Morgan
                                                   Chase & Co. From 1997 to 2000,
                                                   Vice President of Pension and
                                                   Mutual Fund Accounting for Chase
                                                   Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI         Chief     (Since 2004)  Vice President and Assistant              N/A                     N/A
36 yrs. old             Compliance                 Secretary of SEI Investments
                          Officer                  Global Funds Services and SEI
                                                   Investments Distribution Co. from
                                                   2000-2004; Vice President,
                                                   Merrill Lynch & Co. Asset
                                                   Management Group from 1998-2000;
                                                   Associate at Pepper Hamilton LLP
                                                   from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
JAMES NDIAYE              Vice       (Since 2004)  Employed by SEI Investments               N/A                     N/A
36 yrs. old             President                  Company  since 2004. Vice
                       and Secretary               President, Deutsche Asset
                                                   Management from 2003-2004.
                                                   Associate, Morgan, Lewis & Bockius
                                                   LLP 2000-2003. Counsel, Assistant
                                                   Vice President, ING Variable
                                                   Annuities Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO           Vice      (Since 2000)  General Counsel, Vice President           N/A                     N/A
36 yrs. old            President and               and Secretary of SEI Investments
                        Assistant                  Global Funds Services since 1999;
                        Secretary                  Associate, Dechert (law firm)
                                                   from 1997-1999; Associate,
                                                   Richter, Miller & Finn (law firm)
                                                   from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
JOHN MUNERA                Vice      (Since 2002)  Middle Office Compliance Officer          N/A                     N/A
41 yrs. old            President and               at SEI Investments since 2000;
                         Assistant                 Supervising Examiner at Federal
                         Secretary                 Reserve Bank of Philadelphia from
                                                   1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T. MASTERSON        Vice      (Since 2004)  Employed by SEI Investments               N/A                     N/A
40 yrs. old            President and               Company since 2004. General
                         Assistant                 Counsel, Citco Mutual Fund
                         Secretary                 Services from 2003-2004. Vice
                                                   President and Associate Counsel
                                                   from 2001-2003 and Vice President
                                                   & Assistant Counsel, Oppenheimer
                                                   Funds from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                       28 and 29

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways:

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                       BEGINNING      ENDING                  EXPENSES
                                        ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                         VALUE        VALUE       EXPENSE      DURING
                                        4/30/04      10/31/04      RATIOS     PERIOD*
--------------------------------------------------------------------------------------
McKEE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN                $ 1,000.00   $ 1,009.40      0.98%      $ 5.07

HYPOTHETICAL 5% RETURN                   1,000.00     1,020.21      0.98         4.98

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

                                  LONG-TERM       ORDINARY
                                 CAPITAL GAIN      INCOME           TOTAL           QUALIFYING
PORTFOLIO                       DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DIVIDEND INCOME (1)
-----------------------------   -------------   -------------   -------------   -------------------
McKee International
   Equity Portfolio .........       0.00%           100.00%        100.00%           100.00%

(1) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS DESIGNATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE PORTFOLIO TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

FOREIGN TAXES DURING THE FISCAL YEAR ENDED OCTOBER 31, 2004 AMOUNTING TO $565,364 ARE EXPECTED TO BE PASSED THROUGH TO THE SHAREHOLDERS AS FOREIGN TAX CREDITS ON FORM 1099-DIV FOR THE YEAR ENDING DECEMBER 31, 2004 WHICH SHAREHOLDERS OF THIS PORTFOLIO WILL RECEIVE IN LATE JANUARY, 2005. IN ADDITION, FOR THE YEAR ENDED OCTOBER 31, 2004, GROSS INCOME DERIVED FROM SOURCES WITHIN FOREIGN COUNTRIES AMOUNTED TO $4,603,160 FOR THE McKEE INTERNATIONAL EQUITY PORTFOLIO.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDER FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2004. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2004 FORM 1099-DIV.

                                      NOTES

                      McKEE INTERNATIONAL EQUITY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-625-3346

                                    ADVISER:
                                C.S. McKee, L.P.
                               One Gateway Center
                              Pittsburgh, PA 15222

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.



CSM-AR-001-0300

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.